EQUITY (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Shares
Share Outstanding at beginning of period	22,564,255	20,016,367
Issued	60,000	6,608,789
Exercised	(863,986)
Forfeited	0	384,359
Expired	(108,756)
Share Outstanding at ending of period	21,651,513	22,564,255
Exercisable at end of period	21,651,513	22,564,255
Outstanding at begin of period	$ 0.998	$ 1.161
Weighted Average Exercise Price Issued	0	2.117
Weighted Average Exercise Price Exercised	(0.919)
Weighted Average Exercise Price Forfeited	0	1.155
Weighted Average Exercise PriceExpired	(1.000)	0
Outstanding at ending of period	$ 1.003	$ 0.998
Exercised		(3,676,542)
Forfeited	0	(384,359)
Weighted Average Exercise Price
Exercised		$ (0.582)
Forfeited	$ 0	1.155
Expired	$ 1.000	$ 0